Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Goodwill	$ 1,114	$ 1,114
Accumulated impairment loss	(1,114)	0
Goodwill, Impairment Loss	(1,114)	0	$ 0
Carrying amount of goodwill	$ 0	$ 1,114